Goodwill and Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Jul. 29, 2017	Oct. 29, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Change in Net Carrying Value of Goodwill

The table below represents goodwill by segment (in thousands):

	July 29, 2017	October 29, 2016
Fire & Emergency	$84,375	$55,857
Commercial	28,650	28,650
Recreation	16,721	—

Total goodwill	$129,746	$84,507

The change in the net carrying value amount of goodwill consisted of the following (in thousands):

	Nine Months Ended
	July 29, 2017	July 30, 2016
Balance at beginning of period	$84,507	$82,825
Activity during the year:
Activity from prior year acquisitions	1,082	—
Activity from current year acquisitions	44,157	1,770

Balance at end of period	$129,746	$84,595

The change in the net carrying value amount of goodwill consisted of the following:

	October 29, 2016	October 31, 2015
Balance at beginning of period	$82,825	$82,825
Activity during the year:
Acquisition activity	1,682	—

Balance at end of period	$84,507	$82,825

Finite Lived And Indefinite Lived Intangible Assets

Intangible assets (excluding goodwill) consisted of the following (in thousands):

	Weighted-Average Life	July 29, 2017	October 29, 2016
Finite-lived intangible assets:
Technology-related	7.0	$1,657	$724
Customer relationships	8.0	110,554	79,172
Order backlog	1.0	4,498	220
Non-compete agreements	5.0	2,060	530
Trade names	7.0	3,477	3,477

		122,246	84,123
Less: accumulated amortization		(57,802)	(47,846)

		64,444	36,277

Indefinite-lived trade names		106,073	87,763

Total intangible assets, net		$170,517	$124,040

Intangible assets (excluding goodwill) consisted of the following:

	Weighted-Average Life	October 29, 2016	October 31, 2015
Finite-lived intangible assets:
Technology-related	7.0	$724	$724
Customer relationships	8.6	79,172	69,872
Order backlog	1.0	220	—
Non-compete agreements	6.0	530	—
Trade names	7.0	3,477	1,367

		84,123	71,963
Less: accumulated amortization		(47,846)	(38,423)

		36,277	33,540

Indefinite-lived trade names		87,763	85,363

Total intangible assets, net		$124,040	$118,903